CONDENSED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operational costs	$ 1,686
Other income:
Net loss	$ (1,686)
Class A Common Stock Subject to Redemption
Other income:
Basic and diluted weighted average shares outstanding | shares	1,250,000
Basic and diluted net income per share | $ / shares	$ 0.00